Reverse Repurchase Agreements - Non Trading - Summary of Reverse Repurchase Agreements - Non Trading (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reserve repurchase agreements non-trading [line items]
- Reverse repurchase agreements – non trading	£ 23,901	£ 23,636
Agreements with banks
Disclosure of reserve repurchase agreements non-trading [line items]
- Reverse repurchase agreements – non trading	2,238	2,161
Agreements with customers
Disclosure of reserve repurchase agreements non-trading [line items]
- Reverse repurchase agreements – non trading	£ 21,663	£ 21,475